Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles	12 Months Ended
Dec. 31, 2021
Property (Right-of-use assets) [Member] | Minimum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	3 years
Property (Right-of-use assets) [Member] | Maximum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	10 years
Vehicles (Right-of-use assets) [Member] | Minimum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	1 year
Vehicles (Right-of-use assets) [Member] | Maximum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	4 years
Vehicles [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	6 years
Other property, plant and equipment [Member] | Minimum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	3 years
Other property, plant and equipment [Member] | Maximum [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	14 years
Technical equipment and machinery [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	20 years